REGULATORY REQUIREMENTS (Details) $ in Thousands	Dec. 31, 2024 HKD ($)
Futu Securities
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	$ 8,792,379
Requirement	2,661,719
Excess	6,130,660
Futu Clearing Inc.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	6,313,225
Requirement	754,707
Excess	5,558,518
Moomoo Financial Singapore pte. Ltd
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	2,718,113
Requirement	256,448
Excess	2,461,665
Moomoo Financial Inc.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	173,480
Requirement	35,655
Excess	$ 137,825